Organization and Nature of Operations (Details) - Schedule of Consolidated Financial Information of the VIE and VIE’s Subsidiaries - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivlants	$ 694,439	$ 2,085,033
Restricted cash	39,983	29,006
Accounts receivable	6,013,536	7,429,904
Notes receivable	236,654	302,775
Inventories, net	2,349,705	2,613,549
Due from parent company	966,533
Due from a related party	342,053
Prepaid expense and other current assets	1,059,275	1,604,134
Total current assets	11,702,178	14,064,401
Non-current assets
Property, plant and equipment, net	10,752,745	12,300,491
Prepayment for purchase of Yingxuan Assets	5,207,346	3,535,975
Intangible assets, net	4,659,569	4,961,881
Finance lease right-of-use assets, net	681,845	1,299,217
Deferred tax assets	10,273
Other non-current assets		2,174
Total Assets	33,013,956	36,164,139
Net Assets	13,890,430	13,474,693
Current liabilities
Short-term loans	5,726,841	6,015,975
Accounts payable	1,379,161	2,957,110
Security deposit received for sales of properties		1,449,633
Due to related parties		607,236
Income tax payable	33,778	136,544
Finance lease obiligation, current	45,300	315,780
Accrued expenses and other payables	477,987	955,676
Total current liabilities	7,663,067	12,437,954
Long-term loans	3,338,075	10,147,428
Loang-term loans - related party	8,122,384
Long-term payable		42,220
Finance lease obiligation, non-current		46,623
Deferred tax liability		15,221
Total Liabilities	$ 19,123,526	$ 22,689,446